Organization and Description of Business (Details) - USD ($) shares in Millions			12 Months Ended
	May 10, 2025	Jul. 31, 2023	Dec. 31, 2025
Organization and Description of Business [Line items]
Percentage of royalties equaling			5.00%
Net sales (in Dollars)			$ 100,000,000
ABVC and BioLite Taiwan [Member]
Organization and Description of Business [Line items]
Number of shares issued (in Shares)			23
Eligible to receive amount (in Dollars)			$ 3,500,000
BioLite BVI, Inc. [Member]
Organization and Description of Business [Line items]
Incorporated state			British Virgin Islands
Ownership percentage			73.00%
Yun Zhi Yi Co. Ltd [Member]
Organization and Description of Business [Line items]
Ownership percentage			90.00%
Shuling Jiang [Member]
Organization and Description of Business [Line items]
Ownership percentage			10.00%
Shuling or Ms.Jiang [Member]
Organization and Description of Business [Line items]
Ownership percentage			10.00%
ABVC [Member]
Organization and Description of Business [Line items]
Ownership percentage	100.00%	100.00%
AiBtl [Member]
Organization and Description of Business [Line items]
Subsidiary ownership percentage			58.85%